KPMG LLP

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Irvine, CA 92618-3391

Independent Accountants’ Report on Applying Agreed-Upon Procedures

American Honda Finance Corporation (the “Company”)

Citigroup Global Markets, Inc.

BNP Paribas Securities Corp.

SG Americas Securities, LLC

(collectively, the “Specified Parties”)

Re: Honda Auto Receivables 2016-3 Owner Trust, Asset Backed Notes, Series 2016-3

We have performed the procedures described below, which were agreed to by the Specified Parties, solely to assist the Specified Parties with certain information pertaining to a portfolio of motor vehicle retail installment sale contracts which we were informed are intended to be included as collateral in the offering of the Honda Auto Receivables 2016-3 Owner Trust, Asset Backed Notes, Series 2016-3. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise indicated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise noted. Such compared information was deemed to be in agreement if differences were attributable to rounding.

•	The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise noted. Such recomputed information was deemed to be in agreement if differences were attributable to rounding.

KPMG LLP is a Delaware limited liability partnership,
the U.S. member firm of KPMG International Cooperative
(“KPMG International”), a Swiss entity

Honda Auto Receivables 2016-3 Owner Trust, Asset Backed Notes, Series 2016-3

July 29, 2016

•	The term “Receivables” means retail installment sale contracts secured by new and used Honda and Acura automobiles and light-duty trucks.

•	The term “DealerTrack” means the third-party software system used by the Company for the vehicle registration and titling process.

•	The term “Data File” means an electronic data file provided by the Company on July 12, 2016 containing certain information related to 110,141 Receivables as of June 30, 2016.

•	The term “Receivable File” means any file containing some or all of the following documents provided to us by the Company: Installment Sale Contract, Revised Truth-In Lending Disclosures and Correction(s) to Your Account Letter, “Contract Information” screenshot from the Company’s Customer Account Servicing System (“CASS”), Certificate of Title, Title Application, “Title” screenshot from DealerTrack, Credit Application, or Agreement to Furnish Insurance.

The Company is responsible for the information set forth in the Data File.

We were instructed by the Specified Parties to select a random sample of Receivables from the Data File utilizing a confidence level of 99.0%, an expected error rate of 2.0%, and a maximum estimated error occurrence rate (the upper error limit) for each of the attributes not to exceed 5.0%. The selection criteria resulted in a sample of 287 Receivables (the “Selected Receivables,” as listed in Exhibit A attached hereto).

For each of the Selected Receivables, we compared the attributes listed below to the corresponding information appearing on or derived from the Receivable File. The Specified Parties indicated that the absence of any of the specified documents noted below or the inability to agree the indicated information from the Data File to the Receivable File or other information for each of the attributes identified constituted an exception. The Receivable File documents are listed in the order of priority until such attribute was compared.

Attributes	Receivable File Document(s)
First Payment Date	Installment Sale Contract
Receivable Number	Installment Sale Contract
Original Amount Financed	Installment Sale Contract
Original Term	Installment Sale Contract
Scheduled Monthly Payment	Installment Sale Contract, or Revised Truth-In Lending Disclosures and Correction(s) to Your Account Letter and instructions provided by the Company described below

Honda Auto Receivables 2016-3 Owner Trust, Asset Backed Notes, Series 2016-3

July 29, 2016

Attributes	Receivable File Document(s)
Annual Percentage Rate (“APR”)	Installment Sale Contract, or Revised Truth-In Lending Disclosures and Correction(s) to Your Account Letter and instructions provided by the Company described below
New or Used	Installment Sale Contract and instructions provided by the Company described below
Collateral Type (Honda or Acura)	Installment Sale Contract
Loan Type (Simple Interest)	Installment Sale Contract
Origination Date	Installment Sale Contract
Origination Dealer State	Installment Sale Contract
Original Maturity Date	Installment Sale Contract and instructions provided by the Company described below
Model	Installment Sale Contract
Current Maturity Date, if applicable	Installment Sale Contract, or “Contract Information” screenshot from the Company’s Customer Account Servicing System (“CASS”) and instructions provided by the Company described below
Legal Owner or Lien Holder Name	Certificate of Title, Title Application, or “Title” screenshot from DealerTrack and instructions provided by the Company described below
Presence of Credit Application	Credit Application
Presence of Certificate of Title	Certificate of Title, Title Application, or “Title” screenshot from DealerTrack and instructions provided by the Company described below
Presence of Agreement to Provide Insurance	Agreement to Furnish Insurance
Presence of Truth-in-Lending Disclosure Statement	Installment Sale Contract or Revised Truth-In Lending Disclosures and Correction(s) to Your Account Letter
Presence of Installment Sale Contract	Installment Sale Contract

Honda Auto Receivables 2016-3 Owner Trust, Asset Backed Notes, Series 2016-3

July 29, 2016

In the event Scheduled Monthly Payment or APR did not agree to the amount stated on the Installment Sale Contract, we were instructed by the Company to compare Scheduled Monthly Payment or APR to the amount stated on the Revised Truth-In Lending Disclosures and Correction(s) to Your Account Letter.

The Company instructed us to consider a vehicle to be “New” if the Installment Sale Contract stated “Demo” and the odometer reading per the Installment Sale Contract was less than 6,000 miles.

In the event Original Maturity Date was not stated on the Installment Sale Contract, we were instructed by the Company to recompute the Original Maturity Date by adding the Original Term per the Installment Sale Contract to the First Payment Date stated on the Installment Sale Contract. We compared the recomputed Original Maturity Date to the Original Maturity Date on the Data File.

In the event Current Maturity Date did not agree to the date stated on the Installment Sale Contract, we were instructed by the Company to compare Current Maturity Date to the date stated on the “Contract Information” screenshot from CASS.

We were instructed by the Company that the names “American Honda Finance,” “AHFC,” “American Honda Finance Corp,” “American Honda Fin Corp,” “American Honda Fin.,” “Honda Finance Corp,” “Am Honda Fin Corp,” “Honda Financial Services,” “Honda Finance Corporation,” “American Honda Corporation,” “Honda Finance,” “Honda American Fin Corp,” “American Honda Finance Co,” “American Honda Finance Corporation,” “American Honda Finance Corpora,” “American Honda Finance Cor.,” “American Honda Fin Corp,” “American Honda Finance C,” ”American Honda,” “American Honda Finance Inc,” “American Honda Financial Corp,” “American Honda Finan Corp,” “American Honda Finance Company,” “Amercn Fin Corp,” and “American Honda Finance Corporat” were acceptable Legal Owner or Lien Holder Names for the Company.

In the event the Certificate of Title or Title Application was not available, we were instructed by the Company to utilize the “Title” screenshot from DealerTrack to compare Legal Owner or Lien Holder Name.

The information regarding the Selected Receivables was found to be in agreement with the respective information appearing in the Receivable Files, except as noted in Exhibit B. Based on the results of the procedures performed, there is a 99.0% confidence level that the maximum estimated error occurrence rate for each of the attributes does not exceed 5.0%. There were no conclusions that resulted from our procedures.

We were not engaged to, and did not, conduct an audit, examination or review, the objective of which would be the expression of an opinion or conclusion on the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to the Specified Parties.

The procedures performed were applied based on information included in the Data File and information and instructions provided by the Company, without verification or evaluation of such information or instructions by us; therefore, we express no opinion or any other form of assurance regarding (i) the physical existence of the Receivables, (ii) the reliability or accuracy of the Receivable Files, the Data File, or data and documents furnished to us by the Company which were used in our procedures, or (iii) matters of legal interpretation.

Honda Auto Receivables 2016-3 Owner Trust, Asset Backed Notes, Series 2016-3

July 29, 2016

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Receivables to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Receivables being securitized, (iii) the compliance of the originator of the Receivables with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Receivables that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of American Honda Finance Corporation, Citigroup Global Markets, Inc., BNP Paribas Securities Corp., and SG Americas Securities, LLC. It is not intended to be and should not be used by any other person or entity, including investors or the NRSRO’s, whom are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/KPMG LLP

July 29, 2016

THE FOLLOWING PAGE CONSTITUTES EXHIBIT A.

Exhibit A
The Selected Receivables

Selected Receivable Number	Receivable Number	Selected Receivable Number	Receivable Number	Selected Receivable Number	Receivable Number	Selected Receivable Number	Receivable Number	Selected Receivable Number	Receivable Number
1	20163001	61	20163061	121	20163121	181	20163181	241	20163241
2	20163002	62	20163062	122	20163122	182	20163182	242	20163242
3	20163003	63	20163063	123	20163123	183	20163183	243	20163243
4	20163004	64	20163064	124	20163124	184	20163184	244	20163244
5	20163005	65	20163065	125	20163125	185	20163185	245	20163245
6	20163006	66	20163066	126	20163126	186	20163186	246	20163246
7	20163007	67	20163067	127	20163127	187	20163187	247	20163247
8	20163008	68	20163068	128	20163128	188	20163188	248	20163248
9	20163009	69	20163069	129	20163129	189	20163189	249	20163249
10	20163010	70	20163070	130	20163130	190	20163190	250	20163250
11	20163011	71	20163071	131	20163131	191	20163191	251	20163251
12	20163012	72	20163072	132	20163132	192	20163192	252	20163252
13	20163013	73	20163073	133	20163133	193	20163193	253	20163253
14	20163014	74	20163074	134	20163134	194	20163194	254	20163254
15	20163015	75	20163075	135	20163135	195	20163195	255	20163255
16	20163016	76	20163076	136	20163136	196	20163196	256	20163256
17	20163017	77	20163077	137	20163137	197	20163197	257	20163257
18	20163018	78	20163078	138	20163138	198	20163198	258	20163258
19	20163019	79	20163079	139	20163139	199	20163199	259	20163259
20	20163020	80	20163080	140	20163140	200	20163200	260	20163260
21	20163021	81	20163081	141	20163141	201	20163201	261	20163261
22	20163022	82	20163082	142	20163142	202	20163202	262	20163262
23	20163023	83	20163083	143	20163143	203	20163203	263	20163263
24	20163024	84	20163084	144	20163144	204	20163204	264	20163264
25	20163025	85	20163085	145	20163145	205	20163205	265	20163265
26	20163026	86	20163086	146	20163146	206	20163206	266	20163266
27	20163027	87	20163087	147	20163147	207	20163207	267	20163267
28	20163028	88	20163088	148	20163148	208	20163208	268	20163268
29	20163029	89	20163089	149	20163149	209	20163209	269	20163269
30	20163030	90	20163090	150	20163150	210	20163210	270	20163270
31	20163031	91	20163091	151	20163151	211	20163211	271	20163271
32	20163032	92	20163092	152	20163152	212	20163212	272	20163272
33	20163033	93	20163093	153	20163153	213	20163213	273	20163273
34	20163034	94	20163094	154	20163154	214	20163214	274	20163274
35	20163035	95	20163095	155	20163155	215	20163215	275	20163275
36	20163036	96	20163096	156	20163156	216	20163216	276	20163276
37	20163037	97	20163097	157	20163157	217	20163217	277	20163277
38	20163038	98	20163098	158	20163158	218	20163218	278	20163278
39	20163039	99	20163099	159	20163159	219	20163219	279	20163279
40	20163040	100	20163100	160	20163160	220	20163220	280	20163280
41	20163041	101	20163101	161	20163161	221	20163221	281	20163281
42	20163042	102	20163102	162	20163162	222	20163222	282	20163282
43	20163043	103	20163103	163	20163163	223	20163223	283	20163283
44	20163044	104	20163104	164	20163164	224	20163224	284	20163284
45	20163045	105	20163105	165	20163165	225	20163225	285	20163285
46	20163046	106	20163106	166	20163166	226	20163226	286	20163286
47	20163047	107	20163107	167	20163167	227	20163227	287	20163287
48	20163048	108	20163108	168	20163168	228	20163228
49	20163049	109	20163109	169	20163169	229	20163229
50	20163050	110	20163110	170	20163170	230	20163230
51	20163051	111	20163111	171	20163171	231	20163231
52	20163052	112	20163112	172	20163172	232	20163232
53	20163053	113	20163113	173	20163173	233	20163233
54	20163054	114	20163114	174	20163174	234	20163234
55	20163055	115	20163115	175	20163175	235	20163235
56	20163056	116	20163116	176	20163176	236	20163236
57	20163057	117	20163117	177	20163177	237	20163237
58	20163058	118	20163118	178	20163178	238	20163238
59	20163059	119	20163119	179	20163179	239	20163239
60	20163060	120	20163120	180	20163180	240	20163240

(*) The Company has assigned a unique eight digit Receivable Number to each Receivable in the Data File. The Receivable Numbers referred to in this Exhibit are not the Customer Account Numbers.

THE FOLLOWING PAGE CONSTITUTES EXHIBIT B.

Exhibit B
Exception List

Selected Receivable Number	Receivable Number	Attribute	Per Data File	Per Receivable File Document

4	20163004	APR	0.90%	1.90%